Condensed Financial Information of The Parent Company	6 Months Ended
Dec. 31, 2024
Condensed Financial Information of The Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

22. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries, the VIE, and the VIE’s subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2024, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those which have been separately disclosed in the consolidated financial statements.

	As of December 31,	As of June 30,
	2024	2024
ASSETS
Cash	$21,630	$10,711
Digital assets, net	140,586	140,586
Prepaid expenses and other current assets	4,115,914	4,409,914
Due from a related party	5,631,319	4,408,299
TOTAL CURRENT ASSETS	9,909,449	8,969,510

Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries	19,067,455	6,372,217
TOTAL ASSETS	28,976,904	15,341,727

LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable	$163,192	$32,795
Due to a related party	-	-
TOTAL CURRENT LIABILITIES	$163,192	$32,795
TOTAL LIABILITIES	$163,192	$32,795

SHAREHOLDERS’ EQUITY
Ordinary shares (par value $0.01 per share; 64,400,000 Class A ordinary shares authorized; 14,362,733 and 3,362,733 Class A ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, respectively; 10,600,000 Class B ordinary shares authorized, 576,308 Class B ordinary shares issued and outstanding as of December 31, 2024 and June 30, 2024, 1,000,000 Class C ordinary shares authorized, nil Class C shares issued and outstanding as of December 31, 2024 and June 30, 2024)	149,390	39,390
Subscription receivable	(15,441)	(15,441)
Additional paid-in capital	53,413,337	42,459,143
Retained earnings	(22,927,867)	(25,468,546)
Accumulated other comprehensive (loss) income	(1,805,707)	(1,705,614)
TOTAL SHAREHOLDERS’ EQUITY	28,813,712	15,308,932
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$28,976,904	$15,341,727
	For the Six Months Ended December 31,
	2024	2023
Revenue	$219,971	$-
Cost of revenue	(214,249)	-
Gross profit	5,722	-

Selling expenses	-	1,151,120
General and administrative expenses	260,403	250,000
Financial expenses	(23)	(1,488)
Loss from operation	(254,658)	(1,399,632)
Other loss:	(394)
Share of income of subsidiaries, consolidated VIE, and VIE’s subsidiaries	2,795,731	(965,617)

Income (loss) before income tax expense	2,540,679	(2,365,249)
Income tax expense	-	-
Net income (loss)	$2,540,679	$(2,365,249)
Other Comprehensive loss
Foreign currency translation (loss) income	(100,093)	233,868
Total comprehensive income (loss)	$2,440,586	$(2,131,381)
	For the Six Months Ended December 31,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	2,540,679	(2,365,249)
Depreciation and amortization
Equity loss (income) of subsidiaries	(2,795,731)	965,617
Changes in operating assets and liabilities
Other non-current assets	-	231,483
Other current assets	294,000	1,754,652
Due from subsidiaries and the VIE	(123,020)	(1,502,500)
Other payable	130,397	13,884
Due from a related party	-	-
Net cash provided by (used in) operating activities	$46,325	(902,113)

CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in a subsidiary	(9,999,600)	-
Net cash used in investing activities	(9,999,600)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Class A Ordinary Shares	10,000,000	-
Payment for deferred offering costs	(35,806)	-
Net cash provided by financing activities	9,964,194	-

Net increase (decrease) in cash	10,919	(902,113)
Cash at the beginning of the period	10,711	1,095,007
Cash at the end of the period	$21,630	192,894